SoFi Weekly Dividend ETF

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

Common Stocks - 99.4%	Shares	Value
Advertising - 0.1%
Dentsu Group, Inc.	136	$4,546
Hakuhodo DY Holdings, Inc.	142	1,451
		5,997
Aerospace & Defense - 1.3%
General Dynamics Corp.	157	35,311
Lockheed Martin Corp.	176	77,459
Saab AB - Class B	54	2,291
Thales SA	69	8,397
		123,458
Agriculture - 1.0%
Archer-Daniels-Midland Co. (1)	367	33,331
British American Tobacco PLC	1,481	65,365
		98,696
Apparel - 0.2%
Burberry Group PLC	257	5,548
VF Corp.	225	11,354
		16,902
Auto Manufacturers - 2.4%
Bayerische Motoren Werke AG	210	18,139
Cummins, Inc.	92	19,239
Honda Motor Co. Ltd.	1,027	25,442
Isuzu Motors Ltd.	382	4,487
PACCAR, Inc.	204	17,715
Stellantis NV	1,400	20,897
Suzuki Motor Corp.	266	7,895
Toyota Motor Corp.	7,075	116,730
		230,544
Auto Parts & Equipment - 0.7%
Aisin Corp.	110	3,613
Bridgestone Corp.	371	14,659
Cie Generale des Etablissements Michelin SCA	106	13,768
Magna International, Inc.	185	12,005
NGK Insulators Ltd.	205	3,053
NGK Spark Plug Co. Ltd.	129	2,450
Sumitomo Electric Industries Ltd.	481	5,330
Sumitomo Rubber Industries Ltd.	135	1,235
The Yokohama Rubber Co. Ltd.	90	1,157
Toyota Boshoku Corp.	49	795
Toyota Industries Corp.	100	6,452
		64,517
Banks - 13.8%
Bank Hapoalim BM	744	6,864
Bank Leumi Le-Israel BM	937	9,283
Bank of America Corp. (1)	4,601	171,157
Bank of Montreal	425	46,231
Barclays PLC	10,869	23,158
CaixaBank SA	2,820	10,174
Canadian Imperial Bank of Commerce	561	30,861
Citigroup, Inc.	1,313	70,127
Citizens Financial Group, Inc. (1)	321	13,283
Concordia Financial Group Ltd.	740	2,502
DBS Group Holdings Ltd.	1,175	26,519
Fifth Third Bancorp	443	17,468
FinecoBank Banca Fineco SpA	397	5,601
Huntington Bancshares, Inc. (1)	932	12,936
ING Groep NV	2,461	27,745
Intesa Sanpaolo SpA	11,148	24,249
JPMorgan Chase & Co.	1,900	251,237
KBC Group NV	182	11,328
KeyCorp (1)	609	12,156
M&T Bank Corp. (1)	116	20,877
Mediobanca Banca di Credito Finanziario SpA	420	4,299
Mizrahi Tefahot Bank Ltd.	100	3,273
Morgan Stanley	870	74,942
National Bank of Canada	216	16,578
NatWest Group PLC	3,557	10,230
Northern Trust Corp.	128	14,304
Raiffeisen Bank International AG	88	1,166
Regions Financial Corp. (1)	609	13,453
Royal Bank of Canada	900	94,045
Seven Bank Ltd.	523	984
State Street Corp.	221	16,020
The Bank of New York Mellon Corp.	473	22,047
The Bank of Nova Scotia	738	50,050
The Chiba Bank Ltd.	464	2,384
The PNC Financial Services Group, Inc.	269	47,185
The Shizuoka Bank Ltd.	344	2,008
The Toronto-Dominion Bank	1,140	87,119
Truist Financial Corp.	864	42,975
U.S. Bancorp	875	46,436
		1,343,254
Beverages - 2.0%
Asahi Group Holdings Ltd.	311	10,492
Carlsberg AS	62	7,876
JDE Peet’s NV	73	2,135
Kirin Holdings Co. Ltd.	504	7,806
Suntory Beverage & Food Ltd.	88	3,294
The Coca-Cola Co.	2,530	160,351
Treasury Wine Estates Ltd.	468	3,995
		195,949
Biotechnology - 0.5%
Gilead Sciences, Inc.	808	52,399

Building Materials - 0.5%
AGC, Inc.	126	4,755
Cie de Saint-Gobain	294	17,354
CRH PLC	497	20,504
Lixil Corp.	183	3,498
Xinyi Glass Holdings Ltd.	1,147	2,915
		49,026
Chemicals - 3.0%
Air Liquide SA	308	53,728
Air Products and Chemicals, Inc.	141	34,709
Air Water, Inc.	128	1,737
Akzo Nobel NV	109	9,493
Asahi Kasei Corp.	860	6,973
Covestro AG	123	5,600
Dow, Inc. (1)	477	32,426
Eastman Chemical Co.	84	9,253
Evonik Industries AG	115	3,071
FMC Corp. (1)	81	9,929
Givaudan SA	5	18,371
ICL Group Ltd.	459	5,100
Johnson Matthey PLC	120	3,191
Kuraray Co. Ltd.	226	1,889
LyondellBasell Industries NV	160	18,280
Mitsubishi Chemical Holdings Corp.	877	5,223
Mitsubishi Gas Chemical Co., Inc.	130	2,113
Mitsui Chemicals, Inc.	121	2,968
Nitto Denko Corp.	95	6,905
Nutrien Ltd.	370	36,159
Solvay SA	48	4,684
Sumitomo Chemical Co. Ltd.	1,023	4,223
Toray Industries, Inc.	970	5,024
Tosoh Corp.	194	2,828
Yara International ASA	105	5,424
		289,301
Commercial Services - 1.2%
Automatic Data Processing, Inc.	270	60,194
Brambles Ltd.	930	7,258
Dai Nippon Printing Co. Ltd.	151	3,451
Intertek Group PLC	104	6,075
Randstad NV	76	4,279
RELX PLC	1,252	35,913
		117,170
Computers - 0.2%
Hewlett Packard Enterprise Co.	819	12,777
Otsuka Corp.	74	2,350
SCSK Corp.	97	1,623
		16,750
Cosmetics & Personal Care - 3.3%
Kao Corp.	304	12,279
The Procter & Gamble Co.	1,560	230,693
Unilever PLC	1,633	78,721
		321,693
Distribution & Wholesale - 1.3%
Bunzl PLC	219	7,637
ITOCHU Corp.	944	27,114
Marubeni Corp.	1,083	11,394
Mitsubishi Corp.	875	30,152
Mitsui & Co. Ltd.	993	24,948
Seven Group Holdings Ltd.	115	1,550
Sojitz Corp.	172	2,726
Sumitomo Corp.	760	10,929
Toyota Tsusho Corp.	143	5,475
		121,925
Diversified Financial Services - 2.6%
Ally Financial, Inc.	210	9,248
Apollo Global Management, Inc.	293	16,889
ASX Ltd.	124	7,187
Avanza Bank Holding AB	69	1,656
BlackRock, Inc.	93	62,224
CME Group, Inc. - Class A	232	46,129
Franklin Resources, Inc. (1)	190	5,145
Hong Kong Exchanges & Clearing Ltd.	823	35,582
IGM Financial, Inc.	62	1,910
Japan Exchange Group, Inc.	341	5,390
ORIX Corp.	774	14,750
SBI Holdings Inc/Japan	163	3,316
Schroders PLC	80	2,986
Singapore Exchange Ltd.	526	3,657
St James’s Place PLC	351	5,724
Synchrony Financial	324	12,001
T. Rowe Price Group, Inc.	144	18,301
		252,095
Electric - 6.0%
A2A SpA	1,072	1,794
Alliant Energy Corp.	162	10,339
Ameren Corp. (1)	168	15,992
American Electric Power Co., Inc.	330	33,670
Atco Ltd. - Class I	68	2,467
Avangrid, Inc. (1)	46	2,189
CLP Holdings Ltd.	1,227	12,238
CMS Energy Corp.	189	13,427
Consolidated Edison, Inc.	232	23,028
Duke Energy Corp.	493	55,472
E.ON SE	1,387	14,092
Engie SA	1,136	15,207
Entergy Corp.	133	16,003
Evergy, Inc.	146	10,211
Eversource Energy	223	20,587
Exelon Corp.	632	31,063
FirstEnergy Corp.	376	16,153
Fortis Inc/Canada	313	15,785
Hera SpA	581	2,157
Hydro One Ltd.	208	5,802
Iberdrola SA	4,017	47,486
NextEra Energy, Inc.	1,256	95,067
Pinnacle West Capital Corp.	74	5,746
Red Electrica Corp SA	262	5,414
SSE PLC	693	15,476
The Southern Co.	685	51,827
WEC Energy Group, Inc.	206	21,644
Xcel Energy, Inc.	353	26,595
		586,931
Electrical Components & Equipment - 1.0%
Brother Industries Ltd.	169	3,123
Casio Computer Co. Ltd.	167	1,531
Emerson Electric Co.	382	33,868
Prysmian SpA	165	5,313
Schneider Electric SE	361	49,902
		93,737
Electronics - 0.3%
Garmin Ltd. (1)	98	10,351
Hirose Electric Co. Ltd.	20	2,786
Kyocera Corp.	210	11,863
SCREEN Holdings Co. Ltd.	28	2,583
Yokogawa Electric Corp.	174	3,135
		30,718
Engineering & Construction - 0.1%
Kajima Corp.	302	3,254
Keppel Corp. Ltd.	920	4,624
Obayashi Corp.	415	2,945
Taisei Corp.	117	3,501
		14,324
Entertainment - 0.0% (3)
Sega Sammy Holdings, Inc.	117	2,179

Environmental Control - 0.2%
Republic Services, Inc.	133	17,801

Food - 5.0%
Associated British Foods PLC	233	5,080
Axfood AB	70	2,051
Campbell Soup Co.	132	6,324
Coles Group Ltd.	824	10,362
Conagra Brands, Inc.	309	10,163
Etablissements Franz Colruyt NV	35	1,134
General Mills, Inc. (1)	395	27,591
Hormel Foods Corp.	186	9,053
J Sainsbury PLC	1,299	3,739
Koninklijke Ahold Delhaize NV	659	18,147
Leroy Seafood Group ASA	183	1,436
MEIJI Holdings Co. Ltd.	81	3,992
Metro Inc/CN	155	8,561
Mondelez International, Inc.	893	56,759
Nestle SA	1,813	221,294
Nichirei Corp.	83	1,463
Nisshin Seifun Group, Inc.	162	1,896
Orkla ASA	483	3,788
Salmar ASA	37	2,739
Saputo, Inc.	180	3,619
Seven & i Holdings Co. Ltd.	486	20,438
The J.M. Smucker Co.	68	8,525
The Kroger Co.	427	22,618
Tyson Foods, Inc. - Class A	189	16,936
Woolworths Group Ltd.	785	19,512
		487,220
Forest Products & Paper - 0.3%
International Paper Co.	244	11,822
Oji Holdings Corp.	675	2,975
UPM-Kymmene Oyj	343	12,122
		26,919
Gas - 0.4%
Atmos Energy Corp. (1)	88	10,235
NiSource, Inc.	265	8,334
Osaka Gas Co. Ltd.	260	4,863
Snam SpA	1,239	7,181
Tokyo Gas Co. Ltd.	269	5,250
		35,863
Hand & Machine Tools - 0.1%
Fuji Electric Co. Ltd.	84	3,976
Snap-on, Inc.	34	7,544
		11,520
Healthcare - Products - 1.1%
ConvaTec Group PLC	1,222	3,327
Elekta AB - Class B	264	2,051
Medtronic PLC	890	89,133
Smith & Nephew PLC	567	9,240
		103,751
Healthcare - Services - 0.2%
Fresenius SE & Co KGaA	256	8,743
Medibank Pvt Ltd.	1,779	4,109
Ryman Healthcare Ltd.	239	1,556
Sonic Healthcare Ltd.	308	8,100
		22,508
Holding Companies - Diversified - 0.1%
Jardine Matheson Holdings Ltd.	157	9,112

Home Builders - 0.4%
Barratt Developments PLC	663	4,218
Daiwa House Industry Co. Ltd.	391	9,437
Haseko Corp.	165	1,975
Iida Group Holdings Co. Ltd.	114	1,804
Open House Group Co. Ltd.	50	2,087
Persimmon PLC	206	5,652
Sekisui Chemical Co. Ltd.	260	3,739
Sekisui House Ltd.	384	6,813
		35,725
Home Furnishings - 0.2%
Panasonic Holdings Corp.	1,418	13,051
Whirlpool Corp. (1)	38	7,001
		20,052
Housewares - 0.1%
Newell Brands, Inc.	244	5,231

Insurance - 5.9%
Aflac, Inc.	376	22,774
Ageas SA/NV	104	5,224
Allianz SE	257	53,691
American International Group, Inc.	521	30,572
Assicurazioni Generali SpA (1)	798	14,490
Cincinnati Financial Corp.	101	12,914
Dai-ichi Life Holdings, Inc.	658	13,470
Everest Re Group Ltd.	28	7,910
Fairfax Financial Holdings Ltd.	16	8,880
Fidelity National Financial, Inc.	176	7,445
Great-West Lifeco, Inc.	176	4,830
Hannover Rueck SE	39	5,949
iA Financial Corp, Inc.	69	3,583
Intact Financial Corp.	114	16,471
Japan Post Insurance Co. Ltd.	150	2,479
Legal & General Group PLC	3,875	12,683
Manulife Financial Corp.	1,249	23,136
Marsh & McLennan Company, Inc.	323	51,664
MetLife, Inc.	403	27,158
MS&AD Insurance Group Holdings, Inc.	297	9,449
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	91	22,197
NN Group NV	173	8,582
The Phoenix Holdings Ltd.	97	1,071
Power Corp of Canada	347	10,022
Principal Financial Group, Inc. (1)	164	11,961
Prudential Financial, Inc.	242	25,713
Sompo Holdings, Inc.	204	9,274
Storebrand ASA	312	2,791
Sun Life Financial, Inc.	381	18,610
Suncorp Group Ltd.	817	6,652
T&D Holdings, Inc.	336	3,850
The Allstate Corp.	176	24,057
The Travelers Company, Inc.	155	27,751
Tokio Marine Holdings, Inc.	399	23,156
UnipolSai Assicurazioni SpA	277	764
Zurich Insurance Group AG	98	44,780
		576,003
Internet - 0.1%
carsales.com Ltd.	191	2,809
Trend Micro Inc/Japan	86	5,060
		7,869
Iron & Steel - 0.5%
BlueScope Steel Ltd.	314	4,100
Fortescue Metals Group Ltd.	1,158	16,705
Mineral Resources Ltd.	112	5,130
Nucor Corp.	170	22,518
SSAB AB	164	1,009
SSAB AB	397	2,280
		51,742
Leisure Time - 0.0% (3)
Yamaha Motor Co. Ltd.	201	4,083

Machinery - 0.0% (3)
EPIROC AB (2)	245	4,107

Machinery - Construction & Mining - 0.7%
Hitachi Construction Machinery Co. Ltd.	67	1,575
Hitachi Ltd.	613	32,045
Komatsu Ltd.	610	15,155
Metso Outotec Oyj (2)	450	4,179
Mitsubishi Electric Corp.	1,260	13,869
		66,823
Machinery - Diversified - 0.2%
ANDRITZ AG	47	2,171
Atlas Copco AB	980	9,450
Ebara Corp.	70	3,020
Nabtesco Corp.	73	1,742
Sumitomo Heavy Industries Ltd.	77	1,814
THK Co. Ltd.	75	1,539
		19,736
Media - 0.3%
Shaw Communications, Inc. - Class B	284	8,047
ViacomCBS, Inc. - Class B	362	12,428
Vivendi SE	465	5,529
		26,004
Metal Fabricate & Hardware - 0.0% (3)
SKF AB - B Shares	231	4,068

Mining - 3.6%
Agnico Eagle Mines Ltd.	296	15,689
Alumina Ltd.	1,670	2,037
Anglo American PLC	810	39,680
Antofagasta PLC	225	4,190
B2Gold Corp.	691	2,742
Barrick Gold Corp.	1,150	23,557
BHP Group Ltd.	3,281	104,995
Fresnillo PLC	140	1,366
Glencore PLC	6,797	44,725
Kinross Gold Corp.	846	3,799
Lundin Mining Corp.	405	3,605
Mitsubishi Materials Corp.	78	1,200
Newcrest Mining Ltd.	577	10,364
Norsk Hydro ASA	868	6,940
Rio Tinto PLC	692	50,148
Rio Tinto PLC	241	19,786
South32 Ltd.	2,957	10,606
Sumitomo Metal Mining Co. Ltd.	157	6,610
		352,039
Miscellaneous Manufacturers - 1.9%
3M Co.	366	54,640
Eaton Corp PLC	257	35,620
Knorr-Bremse AG	43	2,929
Nikon Corp.	219	2,732
Siemens AG	535	70,173
Toshiba Corp.	261	11,706
Trelleborg AB - Class B	154	3,583
		181,383
Office & Business Equipment - 0.0% (3)
Seiko Epson Corp.	190	3,186

Oil & Gas - 11.4%
Aker BP ASA	82	3,557
Canadian Natural Resources Ltd.	719	47,585
Chevron Corp.	1,262	220,421
ConocoPhillips	845	94,944
DCC PLC	62	4,383
Devon Energy Corp. (1)	424	31,758
Diamondback Energy, Inc.	112	17,026
ENEOS Holdings, Inc.	2,026	8,208
EOG Resources, Inc.	377	51,634
Equinor ASA	671	25,739
Exxon Mobil Corp.	2,730	262,080
Idemitsu Kosan Co. Ltd.	135	3,673
Inpex Corp.	642	8,379
Marathon Petroleum Corp.	359	36,543
OMV AG (2)	93	5,420
Phillips 66	305	30,747
Pioneer Natural Resources Co.	152	42,247
Polski Koncern Naftowy ORLEN SA	201	3,473
Suncor Energy, Inc.	900	36,211
TotalEnergies SE	1,696	100,998
Tourmaline Oil Corp.	195	12,037
Valero Energy Corp.	260	33,696
Woodside Energy Group Ltd.	1,229	26,247
		1,107,006
Packaging & Containers - 0.2%
Amcor PLC (1)	983	12,877
DS Smith PLC	883	3,410
		16,287
Pharmaceuticals - 10.5%
Alfresa Holdings Corp.	141	1,855
Becton Dickinson and Co.	180	46,044
Bristol-Myers Squibb Co.	1,428	107,743
CVS Health Corp.	863	83,495
Eisai Co. Ltd.	177	7,289
Medipal Holdings Corp.	116	1,626
Merck & Co., Inc.	1,635	150,469
Novartis AG	1,485	134,565
Otsuka Holdings Co. Ltd.	259	8,635
Pfizer, Inc.	3,702	196,354
Recordati Industria Chimica e Farmaceutica SpA	74	3,304
Roche Holding AG	17	6,644
Roche Holding AG	457	155,615
Sanofi	704	74,948
Shionogi & Co. Ltd.	193	10,317
Takeda Pharmaceutical Co. Ltd.	994	28,612
		1,017,515
Private Equity - 0.8%
3i Group PLC	621	9,936
Blackstone, Inc. - Class A	448	52,770
Intermediate Capital Group PLC	187	3,712
Partners Group Holding AG	14	15,036
		81,454
Real Estate - 0.4%
Aeon Mall Co. Ltd.	77	932
Azrieli Group Ltd.	25	1,868
Hang Lung Properties Ltd.	1,391	2,599
Henderson Land Development Co. Ltd.	898	3,812
Hulic Co. Ltd.	321	2,630
Mitsubishi Estate Co. Ltd.	752	11,159
Nomura Real Estate Holdings, Inc.	86	2,156
Samhallsbyggnadsbolaget i Norden AB	697	1,938
Sino Land Co. Ltd.	2,068	2,931
Sun Hung Kai Properties Ltd.	924	11,294
Swire Properties Ltd.	683	1,671
		42,990
Real Estate Investment Trusts (REITs) - 2.0%
AvalonBay Communities, Inc.	87	18,092
Canadian Apartment Properties REIT	111	4,344
CapitaLand Integrated Commercial Trust	3,295	5,264
Charter Hall Group	317	3,018
Dexus	693	5,210
Digital Realty Trust, Inc.	182	25,405
Extra Space Storage, Inc.	85	15,147
Frasers Logistics & Commercial Trust	1,985	1,969
Goodman Group	1,174	17,306
Keppel DC REIT	887	1,333
Link REIT	1,369	12,398
Mapletree Commercial Trust	1,378	1,789
Mapletree Industrial Trust	1,341	2,426
Mapletree Logistics Trust	2,521	3,016
Mirvac Group	2,545	4,126
Nippon Building Fund, Inc.	1	5,441
Public Storage (1)	97	32,072
Segro PLC	779	10,878
Stockland	1,412	4,052
Suntec Real Estate Investment Trust	1,090	1,336
The GPT Group	1,239	4,275
Weyerhaeuser Co.	471	18,614
		197,511
Retail - 1.1%
ABC-Mart, Inc.	27	1,154
Best Buy Co., Inc. (1)	129	10,586
Canadian Tire Corp Ltd. - Class A	35	4,809
Darden Restaurants, Inc. (1)	82	10,250
Domino’s Pizza Enterprises Ltd.	38	1,876
Genuine Parts Co.	90	12,306
H & M Hennes & Mauritz AB	458	6,302
Industria de Diseno Textil SA	721	17,293
Kingfisher PLC	1,323	4,395
Next PLC	78	6,368
Pandora A/S	62	4,996
Sundrug Co. Ltd.	51	1,107
Walgreens Boots Alliance, Inc.	464	20,337
Yamada Holdings Co. Ltd.	535	1,888
		103,667
Semiconductors - 4.3%
Advantest Corp.	123	8,509
ASM Pacific Technology Ltd.	209	1,905
Broadcom, Inc.	245	142,132
Intel Corp.	2,639	117,224
Texas Instruments, Inc.	597	105,526
Tokyo Electron Ltd.	97	44,472
		419,768
Shipbuilding - 0.0% (3)
Kongsberg Gruppen ASA	56	1,990
Yangzijiang Shipbuilding Holdings Ltd.	2,100	1,417
		3,407
Software - 0.3%
Koei Tecmo Holdings Co. Ltd.	43	1,524
Paychex, Inc. (1)	208	25,757
The Sage Group PLC	659	5,453
		32,734
Telecommunications - 4.1%
Cisco Systems, Inc.	2,479	111,679
Corning, Inc. (1)	499	17,874
Elisa Oyj	96	5,420
Hikari Tsushin, Inc.	15	1,702
KDDI Corp.	979	34,139
Nippon Telegraph & Telephone Corp.	1,426	43,353
Swisscom AG	17	10,052
Telefonaktiebolaget LM Ericsson	1,900	15,379
Telefonica SA	3,304	17,909
Verizon Communications, Inc.	2,727	139,868
		397,375
Toys, Games & Hobbies - 0.1%
Hasbro, Inc.	85	7,629

Transportation - 1.5%
AP Moller - Maersk A/S	3	8,735
AP Moller - Maersk A/S	2	5,765
C.H. Robinson Worldwide, Inc.	84	9,115
Kawasaki Kisen Kaisha Ltd.	33	2,627
Kuehne + Nagel International AG	33	8,703
Mitsui OSK Lines Ltd.	224	5,999
MTR Corp. Ltd.	1,034	5,581
Nippon Yusen KK	105	8,733
United Parcel Service, Inc. - Class B	469	85,475
Yamato Holdings Co. Ltd.	205	3,547
ZIM Integrated Shipping Services Ltd.	54	3,438
		147,718
Total Common Stocks
(Cost $9,679,026)		9,675,371

Preferred Stocks - 0.1%
Auto Manufacturers - 0.1%
Bayerische Motoren Werke AG	37	2,888
Porsche Automobil Holding SE	100	8,156
		11,044
Total Preferred Stocks
(Cost $12,795)		11,044

Short-Term Investments - 0.3%
Money Market Fund - 0.3%
First American Government Obligations Fund - Class X, 0.658% (4)	32,367	32,367
Total Short-Term Investments
(Cost $32,367)		32,367

Investments Purchased With Collateral from Securities Lending - 6.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.920% (5)	666,324	666,324
Total Investments Purchased With Collateral from Securities Lending
(Cost $666,324)		666,324

Total Investments in Securities - 106.7%
(Cost $10,390,512)		10,385,106
Liabilities in Excess of Other Assets - (6.7)%		(654,956)
Total Net Assets - 100.0%		$9,730,150

(1)
This security or a portion of this security was out on loan as of May 31, 2022. Total loaned securities had a value of $648,619 or 6.7% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(2)	Non-income producing security.
(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate quoted is the annualized seven-day effective yield as of May 31, 2022.
(5)	The rate shown is as of May 31, 2022.

Summary of Fair Value Exposure at May 31, 2022 (Unaudited)

The SoFi Weekly Dividend ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$9,675,371	$–	$–	$9,675,371
Preferred Stock (1)	–	11,044	–	–	11,044
Short-Term Investments	–	32,367	–	–	32,367
Investments Purchased With Collateral From Securities Lending (2)	666,324	–	–	–	666,324
Total Investments in Securities	$666,324	$9,718,782	$–	$–	$10,385,106

(1) See Schedule of Investment for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.